INVESTMENTS IN EQUITY AND COST INVESTEES	12 Months Ended
Jun. 30, 2018
Investments, Debt and Equity Securities [Abstract]
Investment [Text Block]
NOTE 10 -	INVESTMENTS IN EQUITY AND COST INVESTEES

The following long-term investments were accounted for under either the equity method or the cost method as indicated:

June 30, 2017	Interest held	Long-term investment, at cost, less impairment	Share of undistributed profits	Advance to investee company	Total

Equity method
Beijing Hollycon Medicine & Technology Co., Ltd.	30.00%	$22,737	1,773	-	24,510
China Techenergy Co., Ltd.	40.00%	8,847	2,503	43	11,393
Beijing Hollysys Electric Motor Co., Ltd.	40.00%	781	4,262	-	5,043
Beijing IPE Biotechnology Co., Ltd.	22.02%	1,454	2,241	-	3,695
Shenzhen HollySys Intelligent Technologies Co., Ltd.	60.00%	2,654	(159)	-	2,495
Southcon Development Sdn Bhd.	30.00%	210	(104)	-	106
Beijing Hollysys Machine Automation Co., Ltd.	30.00%	442	(442)	-	-
		$37,125	10,074	43	47,242

Cost method
Shenhua Hollysys Information Technology Co., Ltd.	20.00%	$2,338	-	-	2,338
Heilongjiang Ruixing Technology Co., Ltd.	6.00%	1,598	-	-	1,598
Zhejiang Sanxin Technology Co., Ltd.	6.00%	88	-	-	88
Zhongjijing Investment Consulting Co., Ltd.	5.00%	-	-	-	-
		$4,024	-	-	4,024

June 30, 2018	Interest held	Long-term investment, at cost, less impairment	Share of undistributed profits	Advance to investee company	Total

Equity method
Beijing Hollycon Medicine & Technology Co., Ltd.	30.00%	$23,276	3,091	-	26,367
China Techenergy Co., Ltd.	40.00%	9,057	3,642	45	12,744
Beijing Hollysys Electric Motor Co., Ltd.	40.00%	799	4,757	-	5,556
Beijing IPE Biotechnology Co., Ltd.	22.02%	1,489	2,162	-	3,651
Beijing Hollysys Digital Technology Co.,Ltd.	25.00%	3,729	(192)	-	3,537
Shenzhen HollySys Intelligent Technologies Co., Ltd.	60.00%	2,717	(1,445)	-	1,272
Beijing AIRmaker Technology Co., Ltd.	20.00%	151	-	-	151
Southcon Development Sdn Bhd.	30.00%	223	(112)	-	111
Beijing Hollysys Machine Automation Co., Ltd.	30.00%	453	(453)	-	-
Beijing Jing Yi Intelligent Technologies Innovation Center Co., Ltd.	46.00%	-	-	-	-
Ningbo Hollysys Intelligent Technologies Co., Ltd.	40.00%	-	-	-	-
		$41,894	11,450	45	53,389

Cost method
Shenhua Hollysys Information Technology Co., Ltd.	20.00%	$2,393	-	-	2,393
Heilongjiang Ruixing Technology Co., Ltd.	6.00%	1,636	-	-	1,636
Zhejiang Sanxin Technology Co., Ltd.	6.00%	91	-	-	91
Beijing Hetaitong Technologies Co., Ltd.	10.00%	75	-	-	75
Zhongjijing Investment Consulting Co., Ltd.	5.00%	-	-	-	-
Qingdao Lanjing Technology Co., Ltd.	10.00%	-	-	-	-
		$4,195	-	-	4,195

In July 2016, Beijing Hollycon Medicine& Technology. Co., Ltd. (“Hollycon”), previously one of the Company’s subsidiaries, issued new shares for an aggregate cash consideration of $30,943 to two new third party investors. At the same time, the Company disposed 0.6% of its equity interest in Hollycon for cash consideration of $464. These two transactions resulted in dilution of the Company’s equity interest in Hollycon from 51% to 30%. According to the revised article of association, Hollycon will be managed by a board of directors comprising of a total 5 members, of which, the Company can appoint two directors while the other three shareholders can appoint one director each. The Company can also appoint the chairman of the board. All major management and operation decision need be approved by the board and requires approval by at least 2/3 of board directors. Profits is allocated to shareholders based on the percentage of respective initial investment. The Company lost control over Hollycon upon the completion of the two transactions set out above, but maintained significant influence over Hollycon, and accounted for the investment in Hollycon under equity method. Upon the deconsolidation date, the Company recorded the retained non-controlling equity investee at fair value of $22,737 and recognized a gain of $14,514. The fair value of retained non-controlling interest in Hollycon was measured using a discounted cash flow approach. Key estimates and assumptions include the amount and timing of future expected cash flows, terminal value growth rates, and discount rate.

Shenzhen Hollysys Intelligent Technologies Co., Ltd. (“Shenzhen Hollysys”) was set up in October 2016. The Company holds a 60% equity interest of Shenzhen Hollysys, but uses the equity method to account for the investment as the Company does not control Shenzhen Hollysys since:

1)	Only one out of the three board representatives is elected by the Company and the remaining two are elected by other two shareholders;

2)	Based on the articles of association of Shenzhen Hollysys, all major decisions in the normal business operation and appointment of key managements of Shenzhen Hollysys is subject to approval by at least two-third vote of the Board of Directors.

In August 2017, the Company acquired 25% of equity interest in Beijing Hollysys Digital Technology Co., Ltd (“Digital Technology”), a third party managed by a board of directors comprising of a total 7 members, of which, the Company can appoint two directors. All major management and operation decisions should be approved by at least 50% of the directors. The Company believed it has significant influence over Digital Technology, and therefore accounted for the investment in Digital Technology under equity method.

In October 2017, Beijing Jing Yi Intelligent Technologies Innovation Center Co., Ltd. (“Intelligent Center”) was established with a registered capital RMB50,000 (equivalent to $7,612), 46% of which will be contributed by the Company. Intelligent Center was managed by a board of directors comprising of a total 5 members, of which, the Company can appoint two directors. All major management and operation decisions should be approved by at least 50% of the directors. The Company believed it has significant influence over Intelligent Center, and therefore accounted for the investment in Intelligent Center under equity method. As of June 30, 2018, Intelligent Center had no operation, and neither shareholders made capital contributions.

In December 2017, Beijing AIRmaker Technology Co., Ltd. (“AIRmaker”) was established with a registered capital RMB5,000 (equivalent to $755), 20% of which amounting to RMB1,000 (equivalent $151) was contributed by the Company. AIRmaker was managed by a board of directors comprising of a total 3 members, of which, the Company can appoint one director. All major management and operation decisions should be approved by at least 50% of the directors. The Company believed it has significant influence over AIRmaker, and accounted for this investment using the equity method. As of June 30, 2018, AIRmaker has no operation, and neither shareholders made capital contributions.

In June 2018, Ningbo Hollysys Intelligent Technology Company Limited (“Ningbo Hollysys”) was established with a registered capital RMB250,000 (equivalent to $38,060) by the Company and a third party with the equity interests of 40% and 60%, respectively. The Company believed it had a significant influence over Ningbo Hollysys and therefore accounted for the investment under equity method. As of June 30, 2018, Ningbo Hollysys had no operation, and neither shareholders made capital contributions.

The Company holds a 20% equity interest of Shenhua Hollysys Information Technology Co., Ltd. (“Shenhua Information”), but uses the cost method to account for the investment since:

1)   Only one out of the five board representatives is elected by the Company and the remaining 80% equity interest is held by a large state-owned company which, in the view of the management, operates Shenhua Information without regards to the views of the Company;

2)

Key management of Shenhua Information including the chief executive officer, chief financial officer, chief operating officer and head of accounting are all appointed by the other shareholder.

3)

Based on the articles of association of Shenhua Information, there are no matters that require unanimous approval of all shareholders and there are no participating rights for non-controlling shareholders.

The Company reduced the investment in Zhongjijing Investment Consulting Co., Ltd. (“Zhongjijing”) to nil since June 30, 2014. The Company expects that the recoverable amount of the investment in Zhongjijing to be nil.

There were no impairment indicators for these cost method investments and no impairment loss was recognized for the year ended June 30. 2016, 2017 and 2018, except for Zhongjijing.

In November 2017, Qingdao Lanjing Technology Co., Ltd (“Qingdao Lanjing”) was established. According to the revised article of association dated May 2018, the Company will contribute RMB5,000 (equivalent to $755) for 10% equity interest in Qingdao Lanjing. The Company accounted for this investment using the cost method. As of June 30, 2018, Qingdao Lanjing had no operation, and neither shareholders made capital contributions.

In May 2018, Beijing Hetaitong Technologies Co., Ltd. (“Hetaitong”) was established with a registered capital RMB5,000 (equivalent to $755), of which RMB500 (equivalent $75) was contributed by the Company. The Company held a 10% equity interest in Hetaitong, and accounted for this investment using the cost method.